Schedule of Warrants Liabilities And Stock Option Awards using a Black-Scholes Option-Pricing Model (Details) (Parenthetical) $ in Thousands	Sep. 30, 2023 USD ($)
Debt Disclosure [Abstract]
Lines of credit current	$ 2,000,000